Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021 and 2022, and our financial performance for each such fiscal year:

		Compensation	Average Summary	Average Compensation	Value of Initial Fixed $100
	Summary Compensation	Actually Paid	Compensation Table Total	Actually Paid	Investment Based on
Fiscal Year	Table Total for PEO	to PEO (1)	for Non-PEO NEOs	to Non-PEO NEOs (1)	Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2022	$885,022	$713,748	$582,474	$473,399	$8.66	$
2021	$1,625,965	$(106,354)	$1,150,519	$(8,591)	$21.32	$(8,537,952)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs

2021 and 2022	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year.

Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs

2021 and 2022	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

PEO Total Compensation Amount	$ 885,022	$ 1,625,965
PEO Actually Paid Compensation Amount	$ 713,748	(106,354)
Adjustment To PEO Compensation, Footnote [Text Block]

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021 and 2022, and our financial performance for each such fiscal year:

		Compensation	Average Summary	Average Compensation	Value of Initial Fixed $100
	Summary Compensation	Actually Paid	Compensation Table Total	Actually Paid	Investment Based on
Fiscal Year	Table Total for PEO	to PEO (1)	for Non-PEO NEOs	to Non-PEO NEOs (1)	Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2022	$885,022	$713,748	$582,474	$473,399	$8.66	$
2021	$1,625,965	$(106,354)	$1,150,519	$(8,591)	$21.32	$(8,537,952)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs

2021 and 2022	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

	The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 582,474	1,150,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 473,399	(8,591)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY	$(888,723)	$(642,450)	$(78,488)	$(44,850)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	$77,333	$55,907	$19,936	$11,419
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$(817,209)	$(516,439)	$(72,271)	$(48,503)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$109,946	$79,480	$9,107	$5,208
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(213,666)	$(135,607)	$(49,558)	$(32,349)
Total Adjustments	$(1,732,319)	$(1,159,109)	$(171,274)	$(109,075)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	EVOK TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income [Text Block]	Net Income vs. Compensation Actually Paid
Total Shareholder Return Amount	$ 8.66	21.32
Net Income (Loss)		$ (8,537,952)
PEO Name	Dave Gonyer	Dave Gonyer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	our cumulative TSR	our cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	our net loss	our net loss
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (171,274)	$ (1,732,319)
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,488)	(888,723)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,936	77,333
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,271)	(817,209)
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,107	109,946
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,558)	(213,666)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,075)	(1,159,109)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,850)	(642,450)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,419	55,907
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,503)	(516,439)
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,208	79,480
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,349)	$ (135,607)